Organization and Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations	Organization and Nature of Operations
(a)Principal Activities
Agora, Inc. (the “Company”), an exempted company with limited liability, was incorporated in Cayman Islands on November 29, 2013. The Company, through its consolidated subsidiaries and variable interest entity (“VIE”) (collectively referred to as the “Group”) engages primarily in providing Real-Time Engagement Platform-as-a-Service (“RTE-PaaS”), which offers developers software tools to embed real-time video, voice and messaging capabilities into their applications without the need to create and maintain the underlying infrastructure themselves. The Group’s real-time engagement products are delivered through its Software-Defined Real-Time Network (“SD-RTN”), which is a virtual network overlay on top of the public internet. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”) and the United States.
(b)Reorganization
The Group commenced its operations in 2014 through Agora Lab, Inc. and Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”), both of which were established and controlled by Bin (Tony) Zhao (the “Founder”). In December 2014, Agora IO, Inc was formed as part of a reorganization through which the Company, Agora IO, Inc and their respective shareholders entered into a share swap arrangement resulting in the Company along with its subsidiary, Agora Lab, Inc., becoming Agora IO, Inc’s subsidiaries. Further, Agora IO Hongkong Limited and Dayin Network Technology Co., Ltd. (“Dayin”) were established. The Group then entered into a series of contractual arrangements among Dayin, Zhaoyan and Zhaoyan’s shareholders in June 2015, and thereafter Zhaoyan became the variable interest entity of the Group (collectively referred to as the “Historical Reorganization”).
In January 2020, the Group underwent another reorganization (the “Corporate Reorganization”) which ultimately resulted in Agora, Inc. becoming the parent company of the Group and the issuer in connection with its planned initial public offering in the following steps:
First, Agora IO, Inc contributed 100% of the shares of Agora IO Hongkong Limited into Agora, Inc., after which Agora, Inc. held 100% of the equity securities of Agora IO Hongkong, Limited. Second, the Company obtained shares of Agora IO, Inc by having the shareholders swap their current Agora IO, Inc shares for the same number of shares in Agora, Inc., which mirrored the restrictions, rights, preferences and privileges as stipulated in the current shareholder agreements governing Agora IO, Inc. Agora IO, Inc became a wholly owned subsidiary of Agora, Inc., and in return, the shareholders of Agora IO, Inc became shareholders of Agora, Inc. As a result of the Corporate Reorganization, Agora, Inc. became wholly owned by the former shareholders of Agora IO, Inc while Agora IO, Inc became wholly owned by Agora, Inc.
The Corporate Reorganization was completed on January 19, 2020. Through the Historical Reorganization and the Corporate Reorganization, the Group’s business continued to be carried out by Agora Lab, Inc. and Zhaoyan without a change in control. The Historical Reorganization and the Corporate Reorganization were accounted for as transactions under common control and therefore, the carryover basis was used to record assets and liabilities of Agora Lab, Inc. and Zhaoyan using historical costs for all periods presented as if the current corporate structure after the Corporate Reorganization had existed as of the beginning of the earliest period presented in the consolidated financial statements to reflect the final shares issued in the Corporate Reorganization. After the completion of the Corporate Reorganization, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIE (Zhaoyan).
During 2020, the Company established Shanghai Jiyin Network Technology Co., Ltd. to further develop their business in the PRC.
The Company’s principal subsidiaries and VIE as of December 31, 2020 are as follows:

	Date of Incorporation	Place of Incorporation	Percentage of Direct or Indirect Ownership	Principal Activities
Subsidiaries:
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
Agora IO, Inc	December 2, 2014	Cayman Islands	100%	Investment holding
Agora IO Hongkong Limited	December 12, 2014	Hong Kong	100%	Investment holding
Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Jiyin Network Technology Co., Ltd. (“Jiyin”)	May 26, 2020	PRC	100%	Provision of services
Agora.IO Ltd	July 25, 2019	United Kingdom	100%	Startup
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Investment holding

VIE:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services
(c)Consolidated Variable Interest Entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in the internet sector, the Group operates its businesses in the PRC through Zhaoyan, whose equity interests are controlled by the Founder of the Group. The Company obtained control over Zhaoyan by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of Zhaoyan. However, the rights of those nominee shareholders have been transferred to the Company through a series of contractual arrangements.

The principal terms of the contractual arrangements entered into by and among Dayin, Zhaoyan and the nominee shareholders of Zhaoyan are described below:
Exclusive Technology Consulting and Services Agreement
Under the Exclusive Technology Consulting and Services Agreement between Dayin and Zhaoyan, Dayin has the exclusive right to provide Zhaoyan consulting services related to, among other things, information consulting, assisting in information collection and market research, and providing training to personnel. Dayin has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Zhaoyan shall pay to Dayin an annual service fee, which may only be adjusted with the approval of Dayin and Agora IO Hongkong Limited. Unless otherwise agreed pursuant to the agreement, this agreement will remain effective until the earlier of: (1) the end of a ten-year term, which will automatically extend annually unless Dayin provides 30 days’ prior written notice to Zhaoyan; (2) Dayin terminates the agreement because of Zhaoyan’s breach of the agreement; and (3) termination of the term of operation of Zhaoyan. For the years ended December 31, 2018, 2019 and 2020, the service fee is US$20,034,954, US$32,889,678 and US$53,843,706, respectively.
Voting Rights Proxy Agreement and Irrevocable Powers of Attorney
Under the Voting Rights Proxy Agreement, by and among Zhaoyan, Dayin and each of the shareholders of Zhaoyan, and the related irrevocable powers of attorney executed by Zhaoyan’s shareholders on the same date pursuant to the Voting Rights Proxy Agreement, each of the shareholders of Zhaoyan irrevocably granted Dayin’s designated representative full power of attorney to exercise his or her rights as a shareholder of Zhaoyan including rights to convene and attend shareholders’ meeting, nominate and elect directors, and appoint and dismiss the senior management of Zhaoyan. Unless otherwise agreed pursuant to the Voting Rights Proxy Agreement, it will remain effective until the earlier of: (1) the end of a ten-year term, which will automatically extend annually unless Dayin provide 30 days’ prior written notice to Zhaoyan; (2) the termination of the term of operation of Zhaoyan. The related irrevocable powers of attorney will remain effective until the expiration or early termination of the Voting Rights Proxy Agreement.
Share Pledge Agreement
Pursuant to the Share Pledge Agreement, among Dayin, Zhaoyan and Zhaoyan’s shareholders, the shareholders of Zhaoyan pledged all of their equity interests in Zhaoyan to Dayin to guarantee their and Zhaoyan’s performance of their obligations under the contractual arrangements. In the event of a breach by Zhaoyan or Zhaoyan’s shareholders of contractual obligations under these agreements, Dayin, as pledgee, will be entitled the right to dispose of the pledged equity interests in Zhaoyan. The shareholders of Zhaoyan also undertakes that, during the term of the share pledge agreement, without the prior written consent to Dayin, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests or increase the registered capital of Zhaoyan. If there is any increased registered capital pursuant to the terms of this agreement, such increased registered capital would also be deemed as pledged equity interest. Following the terms of the Share Pledge Agreement, the shareholders of Zhaoyan have registered the pledge at the SAMR on July 29, 2015. The pledge will remain binding until Zhaoyan and their shareholders discharge all their obligations under the contractual arrangements and the de-registration at SAMR is completed.
Exclusive Option Agreement
Pursuant to the Exclusive Option Agreement, among Dayin, Zhaoyan and Zhaoyan’s shareholders, each of the shareholders of Zhaoyan irrevocably granted Dayin an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in Zhaoyan, and the purchase price shall be the registered capital of Zhaoyan pro rata to Zhaoyan’s shareholders’ shareholdings or the lowest price permitted by applicable PRC law. The shareholders of Zhaoyan undertakes that, without the prior written consent of Dayin, they shall not, among other things, increase or decrease the registered capital of Zhaoyan, dispose of its assets, incur any debts or guarantee liabilities, terminate any material agreements or enter into any agreements that are in conflict with any of the existing material agreements, distribute or vote to distribute any profits, interests or dividends, amend its articles of association or provide any loans to third parties. Unless otherwise agreed pursuant to the agreement, the Exclusive Option Agreement will remain effective until the earliest of: (1) the end of a ten-year term that is automatically extended annually unless Dayin gives Zhaoyan a termination notice 30 days before the term ends; (2) all equity interests in Zhaoyan held by Zhaoyan’s shareholders are transferred or assigned to Dayin or its designated representatives; and (3) the termination of the term of operation of Zhaoyan.
The contractual arrangements cannot be unilaterally terminated. Management concluded that the Company, through Dayin and the contractual arrangements, has the power and control to direct the activities that most significantly impact Zhaoyan’s economic performance, bears the risks and enjoys the rewards normally associated with ownership of Zhaoyan, receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from Zhaoyan as if it was their sole shareholder and therefore the Company is the ultimate primary beneficiary of Zhaoyan. As such, the Group consolidates the financial results of Zhaoyan which are prepared in accordance with the basis of presentation as stated in Note 2 below.
The following financial information set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIE (Zhaoyan) taken as a whole of the Group as of December 31, 2019 and
2020 and for the years ended December 31, 2018, 2019 and 2020, which was included in the accompanying consolidated financial statements of the Group with intercompany transactions eliminated as follows:

	As of December 31,
	2019	2020
	(US$)
Assets
Current assets:
Cash and cash equivalents	$17,308,887	$2,362,068
Short-term investments	—	12,413,983
Accounts receivable, net	14,827,841	23,557,994
Amounts due from related parties	2,445,447	2,090,321
Prepayments and other current assets	886,022	2,704,275
Total current assets	35,468,197	43,128,641
Non-current assets:
Property and equipment, net	3,292,978	8,951,306
Deferred tax assets	387,950	510,500
Other non-current assets	69,968	205,147
Total non-current assets	3,750,896	9,666,953
Total assets	$39,219,093	$52,795,594
Liabilities
Current liabilities:
Accounts payable	2,992,628	5,336,880
Amounts due to related parties	27,780,440	34,198,167
Advances from customers	733,518	1,112,800
Taxes payable	756,020	253,617
Accrued expenses and other current liabilities	3,440,748	5,035,100
Total current liabilities	35,703,354	45,936,564
Total liabilities	$35,703,354	$45,936,564

	Year Ended December 31,
	2018	2019	2020
	(US$)
Total revenues	37,172,123	57,444,924	115,831,093
Net income (loss)	(146,806)	224,905	1,247,450

	Year Ended December 31,
	2018	2019	2020
	(US$)
Net cash and cash equivalents generated from operating activities	2,774,063	9,389,954	3,918,250
Net cash and cash equivalents used in investing activities	(2,251,153)	(998,141)	(18,865,069)
Net cash and cash equivalents used in financing activities	—	—	—
In accordance with the aforementioned agreements, the Company has power to direct activities of Zhaoyan, and can have assets transferred out of Zhaoyan. Therefore the Company considers that there is no asset in Zhaoyan that can be used only to settle obligations of Zhaoyan, except for registered capital, as of December 31, 2019 and 2020. As Zhaoyan was formed as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of Zhaoyan.
There is currently no contractual arrangement that would require the Company to provide additional financial support to Zhaoyan. As the Group is conducting certain businesses in the PRC through Zhaoyan, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
There is no variable interest entity where the Company has variable interest but is not the primary beneficiary.
The Group believes that the contractual arrangements among Zhaoyan’s shareholders, Zhaoyan and Dayin comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of Zhaoyan were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.
The Company’s ability to control Zhaoyan also depends on the voting rights proxy and the effect of the share pledge under the Share Pledge Agreement and Dayin has to vote on all matters requiring shareholders’ approval in Zhaoyan. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.